ADVANCED SERIES TRUST

AST Large-Cap Core Portfolio

Supplement dated November 12, 2021 to the

Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Summary Prospectus, Prospectus (the Prospectus) and Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust) relating to the AST Large-Cap Core Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Trust's Summary Prospectus, Prospectus or SAI, as applicable.

Effective immediately, Shilpee Raina is added as Portfolio Manager to the Portfolio.

To reflect this change, the Trust's Summary Prospectus, Prospectus and SAI are hereby revised as follows effective immediately:

I.The table in the section of the Summary Prospectus and Prospectus entitled "Summary: AST Large-Cap Core Portfolio – Management of the Portfolio" is hereby revised by adding the following information with respect to Ms. Raina:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

	J.P. Morgan		Portfolio
PGIM	Investment		Manager,
	Management,		Executive
Investments LLC	Inc.	Shilpee Raina	Director	November 2021

II.The following hereby replaces the first paragraph in the section of the Prospectus entitled "HOW THE TRUST IS MANAGED – Portfolio Managers – AST Large-Cap Core Portfolio – J.P. Morgan Segment":

J.P. Morgan Segment. The J.P. Morgan co-portfolio managers who are jointly and primarily responsible for the day- to-day management of the segment of the Portfolio managed by J.P. Morgan are Scott Davis, Susan Bao and Shilpee Raina.

The following is hereby added after the last paragraph in the section of the Prospectus entitled "HOW THE TRUST IS MANAGED – Portfolio Managers – AST Large-Cap Core Portfolio – J.P. Morgan Segment":

Shilpee Raina, Executive Director, is a portfolio manager on the Large Cap Core Equity Strategy within the US Equity Group. An employee since 2005, Shilpee was previously a research analyst on the JPMorgan Equity Income and U.S. Value Funds, concentrating on the consumer sectors. Shilpee holds a B.S. in Commerce with concentrations in Finance and Accounting from The University of Virginia's McIntire School of Commerce and is a CFA charterholder.

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III.The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Large-Cap Core Portfolio" is hereby revised by adding the following information with respect to Ms. Raina:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts	Ownership
	Managers	Investment	Investment		of Portfolio
		Companies	Vehicles		Securities
J.P. Morgan		0/$0*	0/$0*	0/$0*	None*
Investment	Shilpee
Management,
Inc.	Raina
           *As of July 31, 2021

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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